Document and Entity Information	Feb. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001764925
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Registrant Name	Slack Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38926
Entity Tax Identification Number	26-4400325
Entity Address, Address Line One	500 Howard Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	630-7943
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	WORK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false